Investment Objectives and Goals	Jul. 29, 2026
Dean Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – DEAN SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dean Small Cap Value Fund (the “Fund”) is long-term capital appreciation
Objective, Secondary [Text Block]	and, secondarily, dividend income.
Dean Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – DEAN MID CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dean Mid Cap Value Fund (the “Fund”) is long-term capital appreciation
Objective, Secondary [Text Block]	and, secondarily, dividend income.
Dean Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – DEAN EQUITY INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dean Equity Income Fund (the “Fund”) is long-term capital appreciation with an income focus.